Condensed consolidated cash flow statement (unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows [abstract]
Profit before tax	£ 3,132	£ 2,605
Adjustment for non-cash items	5,832	(7,938)
Net decrease/(increase) in loans and advances at amortised cost	8,081	(22,252)
Net increase in deposits at amortised cost	16,241	48,637
Net (decrease)/increase in debt securities in issue	(1,635)	20,268
Changes in other operating assets and liabilities	308	14,462
Corporate income tax received/(paid)	174
Corporate income tax received/(paid)		(280)
Net cash from operating activities	32,133	55,502
Net cash from investing activities	(11,947)	(7,071)
Net cash from financing activities	(1,114)	488
Effect of exchange rates on cash and cash equivalents	(6,546)	7,045
Net increase in cash and cash equivalents	12,526	55,964
Cash and cash equivalents at beginning of the period	219,854	185,860
Cash and cash equivalents at end of the period	£ 232,380	£ 241,824